RELATED PARTY TRANSACTIONS (Details)							1 Months Ended		3 Months Ended		12 Months Ended
		May 29, 2020 $ / shares shares	Feb. 28, 2018 USD ($) $ / shares shares	Feb. 12, 2018 USD ($) $ / shares shares	Feb. 12, 2018 USD ($) $ / shares shares	Sep. 25, 2017 USD ($) $ / shares shares	Apr. 30, 2020 USD ($)	Feb. 28, 2018 USD ($) $ / shares shares	Mar. 31, 2020 USD ($) $ / shares	Mar. 31, 2019 USD ($)	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares	Jan. 02, 2020 USD ($) $ / shares
Common Stock, Par or Stated Value Per Share | $ / shares	[1]										$ 0.0001	$ 0.0001
Stock Issued During Period, Value, New Issues | $											$ 1,000
Sale of Stock, Price Per Share | $ / shares			$ 10.10	$ 10.10	$ 10.10			$ 10.10
Threshold trading days within any consecutive trading period, the price of common stock equals or exceeds specified price									20 days			20 days
Consecutive trading period to determine threshold trading days, the price of common stock equals or exceeds specified price									30 days			30 days
Shares Issued, Price Per Share | $ / shares			10.10					10.10
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares			$ 11.50					$ 11.50	$ 1.00			$ 1.00
Threshold Period After Business Combination, For Not To Assign, Transfer Or Sell Warrants									30 days			30 days
Proceeds from Related Party Debt | $							$ 100,000		$ 600,000	$ 0
Debt Instrument, Convertible, Number of Equity Instruments | $												1,500,000
Debt Instrument, Convertible, Conversion Price | $ / shares												$ 1.00		$ 1.00
Operating Leases, Rent Expense | $									10,000			$ 10,000
Related Party Transaction, Selling, General and Administrative Expenses from Transactions with Related Party | $									$ 30,000	$ 30,000		$ 120,000	$ 110,000
Unsecured Debt [Member]
Debt Instrument, Face Amount | $														$ 1,500,000
Private Placement [Member]
Stock Issued During Period, Shares, New Issues | shares		7,600,000
Stock Issued During Period, Value, New Issues | $			$ 8,240,000								$ 75,963,000
Shares Issued, Price Per Share | $ / shares		$ 10.00
Warrant [Member]
Warrant Expiry Period									5 years			5 years
Threshold Period After Business Combination, For Not To Assign, Transfer Or Sell Warrants									30 days			30 days
Warrant [Member] | Private Placement [Member]
Stock Issued During Period, Shares, New Issues | shares			240,000	7,500,000	7,500,000			240,000
Stock Issued During Period, Value, New Issues | $			$ 240,000	$ 7,500,000	$ 7,500,000			$ 240,000
Warrants and Rights Outstanding, Term			5 years					5 years
Shares Issued, Price Per Share | $ / shares			$ 1.00	$ 1.00	$ 1.00			$ 1.00
Length of no sale period												30 days
Accounts Payable and Accrued Liabilities [Member]
Related Party Transaction, Selling, General and Administrative Expenses from Transactions with Related Party | $												$ 10,000	$ 0
Sponsor [Member]
Stock Issued During Period, Shares, New Issues | shares						5,750,000
Sale of Stock, Price Per Share | $ / shares												$ 12.00
Proceeds from Related Party Debt | $						$ 300,000	$ 100,000
Debt Instrument, Convertible, Number of Equity Instruments | $									1,500,000
Debt Instrument, Convertible, Conversion Price | $ / shares									$ 1.00					$ 1.00
Debt Instrument, Face Amount | $														$ 1,500,000
Sponsor [Member] | Unsecured Debt [Member]
Debt Instrument, Face Amount | $														$ 1,500,000
Sponsor [Member] | Warrant [Member] | Private Placement [Member]
Stock Issued During Period, Shares, New Issues | shares			200,000	6,500,000	6,500,000			200,000
Cantor Fitzgerald Co. [Member] | Warrant [Member] | Private Placement [Member]
Stock Issued During Period, Shares, New Issues | shares			40,000	1,000,000	1,000,000			40,000
Warrants and Rights Outstanding, Term			5 years					5 years
Warrant Expiry Period									5 years
Common Class A [Member]
Common Stock, Par or Stated Value Per Share | $ / shares									$ 0.0001			0.0001	$ 0.0001
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares			$ 11.50					$ 11.50
Common Class A [Member] | Sponsor [Member]
Sale of Stock, Price Per Share | $ / shares						$ 12.00
Threshold trading days within any consecutive trading period, the price of common stock equals or exceeds specified price						20 days
Consecutive trading period to determine threshold trading days, the price of common stock equals or exceeds specified price						30 days
Threshold Period After Business Combination, For Not To Assign, Transfer Or Sell Warrants						1 year
Common Class B [Member]
Common Stock, Par or Stated Value Per Share | $ / shares									$ 0.0001			$ 0.0001	$ 0.0001
Common Class B [Member] | Sponsor [Member]
Stock Issued During Period, Shares, New Issues | shares						5,750,000
Common Stock, Par or Stated Value Per Share | $ / shares						$ 0.0001
Stock Issued During Period, Value, New Issues | $						$ 25,000
Common Stock, Number of Shares Forfeited | shares			550,000

[1]	Retroactively restated for the reverse recapitalization as described in Note 2 - Summary of Significant Accounting Policies.